Details of Significant Accounts - Principal actuarial assumptions (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of actuarial assumption for discount rate	1.50%	1.00%
Percentage of actuarial assumption for future salary increases	3.00%	3.00%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	(5.00%)	(7.00%)
Percentage of decrease in actuarial assumption	5.00%	7.00%
Future salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on present value of defined benefit obligation	$ 5	$ 7
Effect on present value of defined benefit obligation	$ (5)	$ (7)